Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Net

Property, plant and equipment, net, is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Land	$55.6	$47.2
Buildings	354.1	286.7
Machinery and equipment	1,137.2	1,032.4

	1,546.9	1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)

Total	$678.6	$615.9